Capital Stock	6 Months Ended
Jun. 30, 2011
Capital Stock
Capital Stock	NOTE 11—CAPITAL STOCK In May 2011, the shareholders of the Company approved an additional three million shares of common stock that could be issued under the Company's incentive compensation plans.